COMMITMENTS AND CONTINGENCIES (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 14, 2020	Nov. 30, 2020	Nov. 30, 2021
Disclosure of contingent liabilities [line items]
Loss on onerous contracts		$ 1,819
Onerous contracts contingent liability [member]
Disclosure of contingent liabilities [line items]
Loss on onerous contracts		1,819
Loss on onerous contracts adjusted against prepaid deposits		1,000
Loss on onerous contracts adjusted against provision recorded		819
Non-Exclusive Distribution Agreement [Member]
Disclosure of contingent liabilities [line items]
Term of agreement (in years)	5 years
Consulting Fees to be Incurred of agreement	$ 9,247
Amount payable		$ 8,508	$ 6,312